Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2020
Financial assets at fair value through other comprehensive income [Abstract]
Summary of financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income by type
	2020	2019
Equity securities	1,862	2,306
Debt securities[1]	32,977	30,483
Loans and advances[1]	1,056	1,680
	35,895	34,468

1 Debt securities include an amount of EUR -12 million (2019: EUR -7 million) and the Loans and advances includes EUR -2 million (2019: EUR -3 million) of Loan loss provisions.

Summary of equity securities designated as at fair value through other comprehensive income
Exposure to equity securities

Equity securities designated as at fair value through other comprehensive income
	Carryingvalue	Carryingvalue	Dividend income	Dividend income
	2020	2019	2020	2019
Investment in Bank of Beijing	1,662	2,001	95	93
Other Investments	200	305	12	18
	1,862	2,306	107	111

Summary of changes in fair value through other comprehensive income financial assets
Changes in fair value through other comprehensive income financial assets
	FVOCI equity securities		FVOCI debt instruments [1]		Total
	2020	2019	2020	2019	2020	2019
Opening balance as at 1 January	2,306	3,228	32,163	27,995	34,468	31,223
Additions	13	11	16,936	16,259	16,949	16,270
Amortisation			-9	-12	-9	-12
Transfers and reclassifications	-107	3	0	-0	-107	3
Changes in unrealised revaluations [2]	-283	139	520	258	237	397
Impairments			-2	-2	-2	-2
Reversals of impairments			-4	1	-4	1
Disposals and redemptions	-13	-1,091	-14,557	-12,298	-14,571	-13,389
Exchange rate differences	-53	15	-1,017	-40	-1,070	-25
Changes in the composition of the group and other changes	-0	0	2	2	2	3
Closing balance	1,862	2,306	34,033	32,163	35,895	34,468

1 Fair value through other comprehensive income debt instruments includes both debt securities and loans and advances.

2 Changes in unrealised revaluations of FVOCI debt instruments include changes on hedged items which are recognised in the statement of profit or loss. Reference is made to Note 19 ‘Equity’ for details on the changes in revaluation reserve.